Stock-based compensation - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 16, 2021	Dec. 31, 2021	Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense associated with these stock options		$ 1,000,000.0
2021 Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved	1,085,900
Vesting period	4 years
2021 Incentive Award Plan | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved			465,225
Number of shares granted		344,271
Vesting period		4 years
Expense associated with these stock options		$ 2,000,000.0
2021 Incentive Award Plan | Restricted stock units | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		108,071